CAPITAL MANAGEMENT AND FINANCIAL RISK - Additional information (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
CAPITAL MANAGEMENT AND FINANCIAL RISK [Line item]
Allowance for credit loss on trade receivables	$ 0	$ 0
U.S dollar financial assets	24,228,000
Investments-uranium	$ 276,815,000	162,536,000
Increase uranium spot price	10.00%
Increase physical uranium	$ 27,681,500
Decrease uranium spot price	10.00%
Decrease physical uranium	$ 27,681,500
Fair value transfer between level 1, level 2 and level 3	0	$ 0
MONGOLIA
CAPITAL MANAGEMENT AND FINANCIAL RISK [Line item]
Fair value of Debentures	$ 0
Credit spread | Convertible Debentures
CAPITAL MANAGEMENT AND FINANCIAL RISK [Line item]
Credit spread	20.05
Volatility for shares | Convertible Debentures
CAPITAL MANAGEMENT AND FINANCIAL RISK [Line item]
Credit spread	57